Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments [abstract]
Capital commitments
	As at 31 December
	2018	2017

Contracted but not provided	16,790,739	16,985,439

Total future minimum lease payments under non-cancelable operating leases
	As at 31 December
	2018	2017

Land and buildings
- not later than 1 year	194,333	196,870
- later than 1 year and not later than 2 years	99,149	118,272
- later than 2 years and not later than 5 years	191,853	143,628
- later than 5 years	1,161,916	1,028,014

Total	1,647,251	1,486,784

Fuel purchase commitments
As at 31 December 2018
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2019-2039	2.8 million m3/day*	2.31 / m3
A government-related enterprise	2019-2023	991 million m3/year*	2.50 / m3
	2019-2023	541 million m3/year*	2.32 / m3
	2019-2023	450 million m3/year*	2.50 / m3
A government-related enterprise	2019-2026	200 million m3/year*	2.45 / m3
Other suppliers	2019	238 BBtu**/day	approximately 76,000/BBtu
	2020-2021	241.5-242 BBtu**/day	approximately 76,000/BBtu
	2022	242.5 BBtu**/day	approximately 76,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately 82,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately 89,000/BBtu
	2029	42.4 BBtu**/day	approximately 81,000/Bbtu

As at 31 December 2017
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2018-2039	2.8 million m3/day*	2.21/ m3
A government-related enterprise	2018-2023	541 million m3/year*	2.06/ m3
	2018-2023	450 million m3/year*	2.06/ m3
	2018-2023	541 million m3/year*	2.10/ m3
	2018-2023	450 million m3/year*	2.27/ m3
A government-related enterprise	2018-2026	200 million m3/year*	2.38/ m3
Other suppliers	2018-2019	243 BBtu**/day	approximately 67,000/BBtu
	2020-2021	242 BBtu**/day	approximately 67,000/BBtu
	2022	248 BBtu**/day	approximately 67,000/BBtu
	2023	247.5~256.6BBtu**/day	approximately 67,000/BBtu
	2024-2028	49.9-81.5BBtu**/day	approximately 69,000/Bbtu